Segments - Summarized information by segments (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segments
Total revenues	[1]	¥ 1,030,331	¥ 1,208,845	¥ 1,327,781
Cost of revenues	[1]	597,397	559,286	683,330
Gross profit		432,934	649,559	644,451
Net advertising services
Segments
Total revenues	[1]	930,025	1,113,017	1,194,761
Cost of revenues		566,443	523,813	623,787
Gross profit		363,582	589,204	570,974
Paid services
Segments
Total revenues	[1]	100,306	95,828	133,020
Cost of revenues		30,954	35,473	59,543
Gross profit		¥ 69,352	¥ 60,355	¥ 73,477

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):